SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Options	Average
	(thousands)	price
Outstanding as at January 1, 2023	9,288	1.62
Granted	2,769	2.35
Exercised	(1,910)	0.80
Cancelled/forfeited	(182)	2.34
Expired	(1,166)	2.86
Outstanding as at January 1, 2024	8,799	1.85
Granted	2,996	1.88
Exercised	(2,615)	1.36
Cancelled/forfeited	(97)	1.97
Expired	(50)	0.91
Outstanding as at December 31, 2024	9,033	2.01
Exercisable as at December 31, 2024	6,226	2.00

Disclosure of options and average life [Table Text Block]
	Options	Average life
Range of exercise price	(thousands)	(years)
$0.69 to $1.58	2,217	0.89
$1.59 to $2.01	2,812	3.98
$2.02 to $2.58	3,914	2.61
$2.59 to $3.45	50	4.33
$3.46 to $3.51	40	4.77
	9,033	2.63

Disclosure of inputs used in measurement of fair value at grant date [Table Text Block]
	2024	2023
Expected term (years)	5.0	5.0
Forfeiture rate	0%	0%
Volatility	64%	66%
Dividend yield	0%	0%
Risk-free interest rate	3.5%	3.0%
Weighted-average fair value per option	$1.05	$1.35

Disclosure of RSUs, DSUs and PSUs issued and outstanding [Table Text Block]
	RSUs	DSUs	PSUs
	(thousands)	(thousands)	(thousands)
Outstanding at January 1, 2023	-	1,958	2,500
Granted	380	343	830
Settled	-	-	(1,375)
Outstanding as at January 1, 2024	380	2,301	1,955
Granted	500	304	880
Cancelled	(80)	-	-
Settled	-	-	-
Outstanding as at December 31, 2024	800	2,605	2,835

Disclosure of share based compensation expense (recovery) [Table Text Block]
	2024	2023
Share options - amortization	3,133	3,452
Performance share units - amortization	2,713	2,178
Restricted share units - amortization	566	293
Change in fair value of deferred share units	3,013	403
	9,425	6,326